UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000	Houston, Texas 77046
(Address of principal executive offices)	(Zip code)
Sheri Morris	11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:	(713) 626-1919
Date of fiscal year end:	8/31
Date of reporting period:	2/29/20

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2020

Institutional Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$2.5 billion
Invesco STIC Prime1	7	- 20 days	15 days	16 days	406.3 million
Invesco Treasury2	14	- 36 days	22 days	108 days	13.3 billion
Invesco Government & Agency2	7	- 19 days	17 days	116 days	22.4 billion
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	954.8 million
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	137.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	absorbed	absorbed	net assets
Invesco Liquid Assets Portfolio											0.18%(c)	0.22%(c)	1.81%(c)
Six months ended 02/29/20	$1.0004	$0.0090	$ 0.0001	$0.0091	$(0.0090)	$-	$(0.0090)	$1.0005	0.92% $ 2,486,859
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	(0.0237)	1.0004	2.39	2,444,253	0.18	0.22	2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18	0.23	1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18	0.26	0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.33	10,421,616	0.15	0.18	0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	15,974,126	0.14	0.17	0.08
Invesco STIC Prime Portfolio											0.18(c)	0.25(c)	1.73(c)
Six months ended 02/29/20	1.0001	0.0086	(0.0002)	0.0084	(0.0085)	-	(0.0085)	1.0000	0.85	406,267
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	(0.0227)	1.0001	2.29	652,151	0.18	0.25	2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18	0.27	1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18	0.27	0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	1,607,867	0.14	0.20	0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	1,764,662	0.07	0.19	0.10
Invesco Treasury Portfolio											0.18(c)	0.21(c)	1.63(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.81	13,312,500
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.20	18,717,318	0.18	0.21	2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18	0.20	1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18	0.20	0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	19,868,465	0.14	0.18	0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	7,850,084	0.06	0.17	0.02
Invesco Government & Agency Portfolio											0.15(c)	0.15(c)	1.66(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.82	22,438,718
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.22	30,003,319	0.16	0.16	2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15	0.15	1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15	0.15	0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	10,716,760	0.14	0.15	0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	4,219,860	0.08	0.13	0.02
Invesco Treasury Obligations Portfolio											0.18(c)	0.21(c)	1.59(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.79	954,763
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	1,045,046	0.18	0.21	2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18	0.21	1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18	0.22	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	121,149	0.12	0.36	0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	105,550	0.00	0.33	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.20(c)	0.33(c)	1.00(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.50	137,452
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.39	161,039	0.20	0.35	1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20	0.38	1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20	0.37	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	450,792	0.10	0.31	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	456,027	0.03	0.31	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $2,665,010, $524,566, $15,907,952, $26,136,274, $1,025,552 and $154,712 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,009.20	$0.90	$1,023.97	$0.91	0.18%
Portfolio

Invesco STIC Prime	1,000.00	1,008.50	0.90	1,023.97	0.91	0.18
Portfolio
Invesco Treasury	1,000.00	1,008.10	0.90	1,023.97	0.91	0.18
Portfolio
Invesco Government	1,000.00	1,008.20	0.75	1,024.12	0.75	0.15
& Agency Portfolio
Invesco Treasury	1,000.00	1,007.90	0.90	1,023.97	0.91	0.18
Obligations Portfolio
Invesco Tax-Free Cash	1,000.00	1,005.00	1.00	1,023.87	1.01	0.20
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Corporate Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$79.3 thousand
Invesco STIC Prime1	7	- 20 days	15 days	16 days	21.0 thousand
Invesco Treasury2	14	- 36 days	22 days	108 days	439.1 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	52.9 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	10.5 thousand
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	10.2 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											0.21%(c)	0.25%(c)	1.78%(c)
Six months ended 02/29/20	$1.0004	$0.0090	$ 0.0000	$0.0090	$(0.0089)	$-	$(0.0089)	$1.0005	0.90% $	79
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	(0.0234)	1.0004	2.36	327	0.21	0.25	2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21	0.26	1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21	0.29	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.30	169,660	0.18	0.21	0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	1,054,301	0.17	0.20	0.05
Invesco STIC Prime Portfolio											0.21(c)	0.28(c)	1.70(c)
Six months ended 02/29/20	1.0001	0.0085	(0.0003)	0.0082	(0.0083)	-	(0.0083)	1.0000	0.84	21
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	(0.0224)	1.0001	2.26	21	0.21	0.28	2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21	0.30	1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21	0.30	0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.24	9	0.17	0.23	0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	77,043	0.07	0.22	0.10
Invesco Treasury Portfolio											0.21(c)	0.24(c)	1.60(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.79	439,148
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.17	429,129	0.21	0.24	2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21	0.23	1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21	0.23	0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.14	1,173,253	0.17	0.21	0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	1,770,653	0.06	0.20	0.02
Invesco Government & Agency Portfolio											0.18(c)	0.18(c)	1.63(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	52,897
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.19	40,349	0.19	0.19	2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18	0.18	1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18	0.18	0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.17	316,444	0.16	0.18	0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	631,189	0.08	0.16	0.02
Invesco Treasury Obligations Portfolio											0.21(c)	0.24(c)	1.56(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.78	11
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	10	0.21	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21	0.24	1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21	0.25	0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.11	2,948	0.14	0.39	0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	28,019	0.00	0.36	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.23(c)	0.36(c)	0.97(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.48	10
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.35	10	0.23	0.38	1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23	0.41	0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23	0.40	0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32	0.10	0.34	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	26,479	0.03	0.34	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $272, $21, $294,739, $44,899, $10 and $10 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,009.00	$1.05	$1,023.82	$1.06	0.21%
Portfolio

Invesco STIC Prime	1,000.00	1,008.40	1.05	1,023.82	1.06	0.21
Portfolio

Invesco Treasury	1,000.00	1,007.90	1.05	1,023.82	1.06	0.21
Portfolio

Invesco Government	1,000.00	1,008.00	0.90	1,023.97	0.91	0.18
& Agency Portfolio

Invesco Treasury	1,000.00	1,007.80	1.05	1,023.82	1.06	0.21
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,004.80	1.15	1,023.72	1.16	0.23
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 29, 2020

Cash Management Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$9.0 million
Invesco STIC Prime1	7	- 20 days	15 days	16 days	509.0 thousand
Invesco Treasury2	14	- 36 days	22 days	108 days	375.2 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	289.0 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	1.8 million
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	25.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											0.26%(c)	0.30%(c)	1.73%(c)
Six months ended 02/29/20	$1.0004	$0.0091	$(0.0004)	$0.0087	$(0.0086)	$-	$(0.0086)	$1.0005	0.88% $	8,974
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	(0.0229)	1.0004	2.31	9,288	0.26	0.30	2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26	0.34	0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.25	250,643	0.23	0.28	0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	458,001	0.20	0.27	0.02
Invesco STIC Prime Portfolio											0.26(c)	0.33(c)	1.65(c)
Six months ended 02/29/20	1.0001	0.0082	(0.0002)	0.0080	(0.0081)	-	(0.0081)	1.0000	0.81	509
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	(0.0219)	1.0001	2.21	600	0.26	0.33	2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26	0.35	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	167,872	0.19	0.30	0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	483,595	0.07	0.29	0.10
Invesco Treasury Portfolio											0.26(c)	0.29(c)	1.55(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.77	375,220
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.12	396,685	0.26	0.29	2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26	0.28	0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	403,424	0.19	0.28	0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	5,304,331	0.06	0.27	0.02
Invesco Government & Agency Portfolio											0.23(c)	0.23(c)	1.58(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.78	288,955
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	365,003	0.24	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23	0.23	0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	150,104	0.18	0.24	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	222,853	0.08	0.23	0.02
Invesco Treasury Obligations Portfolio											0.26(c)	0.29(c)	1.51(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	1,767
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.10	1,894	0.26	0.29	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24	0.30	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	31,390	0.16	0.46	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	45,026	0.00	0.43	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.28(c)	0.41(c)	0.92(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.46	25,460
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.31	27,298	0.28	0.43	1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28	0.45	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	30,671	0.13	0.41	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	51,018	0.03	0.41	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $10,451, $538, $383,935, $307,650, $1,870 and $26,100 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Cash Management	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,008.80	$1.30	$1,023.57	$1.31	0.26%
Portfolio

Invesco STIC Prime	1,000.00	1,008.10	1.30	1,023.57	1.31	0.26
Portfolio

Invesco Treasury	1,000.00	1,007.70	1.30	1,023.57	1.31	0.26
Portfolio

Invesco Government	1,000.00	1,007.80	1.15	1,023.72	1.16	0.23
& Agency Portfolio

Invesco Treasury	1,000.00	1,007.50	1.30	1,023.57	1.31	0.26
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,004.60	1.40	1,023.47	1.41	0.28
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 29, 2020

Resource Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$364.6 thousand
Invesco STIC Prime1	7	- 20 days	15 days	16 days	122.3 thousand
Invesco Treasury2	14	- 36 days	22 days	108 days	630.1 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	192.0 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	97.9 thousand
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	3.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7

31-60	3.8
61-90	2.2
91-180	12.7

181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	13.5%
8-30	6.1
31-60	28.8
61-90	6.2

91-180	12.5
181+	32.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											0.38%(c)	0.42%(c)	1.61%(c)
Six months ended 02/29/20	$1.0004	$0.0080	$ 0.0001	$0.0081	$(0.0080)	$-	$(0.0080)	$1.0005	0.82%	$365
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38	0.46	0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	7,248	0.32	0.38	0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	72,686	0.21	0.37	0.01
Invesco STIC Prime Portfolio											0.34(c)	0.41(c)	1.57(c)
Six months ended 02/29/20	1.0001	0.0078	(0.0002)	0.0076	(0.0077)	-	(0.0077)	1.0000	0.77	122
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34	0.43	0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	16,866	0.25	0.40	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	19,710	0.07	0.39	0.10
Invesco Treasury Portfolio											0.34(c)	0.37(c)	1.47(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.73	630,092
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33	0.36	0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	482,931	0.24	0.37	0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	324,480	0.06	0.37	0.02
Invesco Government & Agency Portfolio											0.31(c)	0.31(c)	1.50(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.74	191,978
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31	0.31	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	95,689	0.23	0.34	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	97,907	0.08	0.33	0.02
Invesco Treasury Obligations Portfolio											0.34(c)	0.37(c)	1.43(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.71	98
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30	0.38	0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	194	0.16	0.56	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	2,372	0.00	0.53	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.36(c)	0.49(c)	0.84(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.42	3,399
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.22	1,117	0.36	0.51	1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35	0.53	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,411	0.14	0.51	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	4,526	0.03	0.51	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $364, $124, $634,026, $197,817, $98 and $3,326 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,008.20	$1.90	$1,022.97	$1.91	0.38%
Portfolio

Invesco STIC Prime	1,000.00	1,007.70	1.70	1,023.17	1.71	0.34
Portfolio

Invesco Treasury	1,000.00	1,007.30	1.70	1,023.17	1.71	0.34
Portfolio

Invesco Government	1,000.00	1,007.40	1.55	1,023.32	1.56	0.31
& Agency Portfolio

Invesco Treasury	1,000.00	1,007.10	1.70	1,023.17	1.71	0.34
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,004.20	1.79	1,023.07	1.81	0.36
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

Semiannual Report to Shareholders	February 29, 2020

Private Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$4.0 million
Invesco STIC Prime1	7	- 20 days	15 days	16 days	1.4 million
Invesco Treasury2	14	- 36 days	22 days	108 days	480.1 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	597.2 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	10.3 million
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	17.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											0.48%(c)	0.52%(c)	1.51%(c)
Six months ended 02/29/20	$1.0004	$0.0076	$ 0.0000	$0.0076	$(0.0075)	$-	$(0.0075)	$1.0005	0.77%	$ 4,027
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	(0.0207)	1.0004	2.09	4,718	0.48	0.52	2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48	0.53	1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47	0.56	0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	241,327	0.40	0.64	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	283,476	0.21	0.67	0.01
Invesco STIC Prime Portfolio											0.48(c)	0.55(c)	1.43(c)
Six months ended 02/29/20	1.0001	0.0071	(0.0002)	0.0069	(0.0070)	-	(0.0070)	1.0000	0.70	1,360
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	(0.0197)	1.0001	1.99	1,348	0.48	0.55	1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48	0.57	1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39	0.57	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	141,061	0.25	0.68	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	162,216	0.07	0.69	0.10
Invesco Treasury Portfolio											0.48(c)	0.51(c)	1.33(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.66	480,067
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.90	506,027	0.48	0.51	1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48	0.50	1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43	0.50	0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	560,027	0.23	0.64	0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	461,131	0.06	0.67	0.02
Invesco Government & Agency Portfolio											0.45(c)	0.45(c)	1.36(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	597,236
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	532,585	0.46	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45	0.45	1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41	0.45	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	340,874	0.23	0.62	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	422,564	0.08	0.63	0.02
Invesco Treasury Obligations Portfolio											0.43(c)	0.46(c)	1.34(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.67	10,310
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	9,483	0.43	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43	0.46	1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34	0.47	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	6,162	0.16	0.82	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,984	0.00	0.83	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.45(c)	0.58(c)	0.75(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.37	17,096
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.13	20,489	0.45	0.60	1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45	0.63	0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41	0.62	0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	24,468	0.14	0.77	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	30,469	0.03	0.81	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $4,143, $1,357, $490,586, $576,352, $8,627 and $19,221 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,007.70	$2.40	$1,022.48	$2.41	0.48%
Portfolio

Invesco STIC Prime	1,000.00	1,007.00	2.40	1,022.48	2.41	0.48
Portfolio

Invesco Treasury	1,000.00	1,006.60	2.39	1,022.48	2.41	0.48
Portfolio

Invesco Government	1,000.00	1,006.70	2.25	1,022.63	2.26	0.45
& Agency Portfolio

Invesco Treasury	1,000.00	1,006.70	2.15	1,022.73	2.16	0.43
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,003.70	2.24	1,022.63	2.26	0.45
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 29, 2020

Personal Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$10.3 thousand
Invesco STIC Prime1	7	- 20 days	15 days	16 days	443.3 thousand
Invesco Treasury2	14	- 36 days	22 days	108 days	391.7 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	14.0 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	105.7 thousand
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	646.6 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											0.73%(c)	0.77%(c)	1.26%(c)
Six months ended 02/29/20	$1.0004	$0.0064	$ 0.0000	$0.0064	$(0.0063)	$-	$(0.0063)	$1.0005	0.64%	$10
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	(0.0182)	1.0004	1.83	10	0.73	0.77	1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73	0.78	1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50	0.81	0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	29,249	0.40	0.90	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	115,410	0.21	0.92	0.01
Invesco STIC Prime Portfolio											0.73(c)	0.80(c)	1.18(c)
Six months ended 02/29/20	1.0001	0.0059	(0.0003)	0.0056	(0.0057)	-	(0.0057)	1.0000	0.58	443
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	(0.0172)	1.0001	1.73	441	0.73	0.80	1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73	0.82	1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38	0.82	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	117,475	0.26	0.92	0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	117,573	0.07	0.94	0.10
Invesco Treasury Portfolio											0.73(c)	0.76(c)	1.08(c)
Six months ended 02/29/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.53	391,734
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.64	360,256	0.73	0.76	1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71	0.75	0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50	0.75	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	122,822	0.22	0.90	0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	162,054	0.06	0.92	0.02
Invesco Government & Agency Portfolio											0.70(c)	0.70(c)	1.11(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.54	14,004
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.66	15,992	0.71	0.71	1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68	0.70	0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49	0.70	0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	7,507	0.21	0.87	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	37,168	0.08	0.88	0.02
Invesco Treasury Obligations Portfolio											0.73(c)	0.76(c)	1.04(c)
Six months ended 02/29/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.52	106
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.62	112	0.73	0.76	1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71	0.76	0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25	0.77	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	2,608	0.17	1.08	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	1,955	0.00	1.08	0.08
Invesco Tax-Free Cash Reserve Portfolio											0.75(c)	0.88(c)	0.45(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.23	647
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.83	2,542	0.75	0.90	0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60	0.93	0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44	0.92	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,397	0.15	1.03	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	3,624	0.03	1.06	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $10, $442, $383,407, $15,362, $163 and $1,837 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Personal Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,006.40	$3.64	$1,021.23	$3.67	0.73%
Portfolio

Invesco STIC Prime	1,000.00	1,005.80	3.64	1,021.23	3.67	0.73
Portfolio

Invesco Treasury	1,000.00	1,005.30	3.64	1,021.23	3.67	0.73
Portfolio

Invesco Government	1,000.00	1,005.40	3.49	1,021.38	3.52	0.70
& Agency Portfolio

Invesco Treasury	1,000.00	1,005.20	3.64	1,021.23	3.67	0.73
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,002.30	3.73	1,021.13	3.77	0.75
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6

Semiannual Report to Shareholders	February 29, 2020

Reserve Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2Fund Data

3Letters to Shareholders

4 Schedule of Investments

28 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

46 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/20

FUND		WEIGHTED		WEIGHTED	TOTAL
		AVERAGE		AVERAGE	NET
		MATURITY		LIFE	ASSETS
		Range	At	At
		During	Reporting	Reporting
	Reporting		Period	Period
		Period	End	End
Invesco Liquid Assets1	19	- 49 days	39 days	78 days	$291.9 thousand
Invesco STIC Prime1	7	- 20 days	15 days	16 days	243.5 thousand
Invesco Treasury2	14	- 36 days	22 days	108 days	348.1 million
Invesco Government & Agency2	7	- 19 days	17 days	116 days	281.3 million
Invesco Treasury Obligations2	28	- 49 days	40 days	109 days	61.2 million
Invesco Tax-Free Cash Reserve3	7	- 15 days	14 days	14 days	21.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each secu- rity's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand fea- ture date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1 You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guar- anteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide finan- cial support to the Fund at any time.

2 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide finan- cial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3 You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below the required minimums because of market condi- tions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Cor- poration or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2Short-Term Investments Trust

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to repre- sent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a rea- sonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 29, 2020. As always, we thank you for investing with us. By investing in a combination of short-term securities and securi- ties with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

After raising interest rates multiple times in 2018, the US Federal Reserve (the Fed) adopted a more accommodative monetary policy during 2019. During the six-month reporting period, the Fed cut the federal funds rate by 0.25% in September and October 2019, respectively. This left the fed- eral funds target range at 1.50% to 1.75% at the end of the reporting period. In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the Coronavirus (COVID-19). This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possi-

bility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

One of the major developments impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets. October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repur- chase agreement operations (repo) markets.

Invesco Global Liquidity is part of Invesco Ltd., one of the world's largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquid- ity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-44.52%(a)
Asset-Backed Securities - Fully Supported-3.69%
Atlantic Asset Securitization LLC (CEP - Credit Agricole Corporate & Investment Bank
S.A.)(b)(c)	1.65%	07/23/2020	$1,000	$993,972
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	2.06%	03/03/2020	30,000	29,998,668
Kells Funding LLC (CEP - FMS Wertmanagement)(b)(c)	1.71%	05/12/2020	30,000	29,908,144
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.) (1 mo. USD LIBOR + 0.25%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,006,550
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	2.06%	04/24/2020	6,500	6,484,713
				92,392,047
Asset-Backed Securities - Fully Supported Bank-13.22%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.75%	04/01/2020	50,000	49,932,146
Anglesea Funding LLC (Multi - CEP's) (1 wk. USD LIBOR + 0.10%)(b)(c)(d)	1.68%	08/14/2020	30,000	30,000,000
Cancara Asset Securitisation LLC	1.73%	06/01/2020	25,000	24,899,868

Cancara Asset Securitization LLC (CEP - Lloyds Bank LLC)(c)	1.79%	06/08/2020	23,000	22,901,669
Cedar Springs Capital Co. (Multi - CEP's)(b)(c)	1.90%	07/09/2020	40,000	40,059,220
Crown Point Capital Co. LLC (CEP - Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	1.81%	04/08/2020	40,000	40,000,000
Great Bridge Capital Co. (CEP - Standard Chartered)(b)(c)	1.76%	06/04/2020	25,000	24,904,858
Halkin Finance LLC (Multi - CEP's)(b)(c)	1.62%	03/02/2020	30,000	30,000,000
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	40,000	40,000,000
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.74%	05/04/2020	13,800	13,760,817
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.75%	05/05/2020	9,000	8,974,040
Mountcliff Funding LLC (Multi - CEP's)(b)(c)	1.76%	05/11/2020	5,250	5,233,437
				330,666,055
Automobile Manufacturers-2.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	1.78%	03/31/2020	25,000	25,005,641
Toyota Motor Credit Corp. (3 mo. USD LIBOR + 0.10%)(c)(d)	2.00%	10/02/2020	25,000	25,013,861
				50,019,502

Diversified Banks-15.89%
Banco Santander S.A.(b)(c)	1.66%	04/21/2020	25,000	24,947,656
Barclays Bank PLC(c)	1.69%	05/28/2020	25,000	24,902,578
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.97%	10/06/2020	10,000	10,005,005
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	1.85%	11/09/2020	20,000	20,015,771
Dexia Credit Local S.A.(c)	1.62%-2.02%	03/05/2020	42,500	42,494,395
HSBC Bank PLC (3 mo. USD LIBOR + 0.07%)(b)(c)(d)	1.98%	07/02/2020	50,000	50,015,688
ING (US) Funding LLC (1 mo. USD LIBOR + 0.24%)(b)(c)(d)	1.60%	04/02/2020	25,000	25,005,625
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.71%	05/04/2020	25,000	24,936,191
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%)(b)(c)(d)	1.96%	04/01/2020	25,000	25,002,093
Royal Bank of Canada (SOFR + 0.40%)(b)(c)(d)	2.22%	10/07/2020	35,000	35,059,228
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	04/14/2020	30,000	29,945,802
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.01%	12/30/2020	50,000	50,030,821
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%)(b)(c)(d)	2.04%	09/15/2020	5,000	5,003,077
Westpac Banking Corp. (Federal Funds Rate + 0.26%)(b)(c)(d)	1.85%	07/02/2020	30,000	30,022,331
				397,386,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Capital Markets-1.79%
Glencove Funding DAC (CEP - JPMorgan Chase Bank N.A.) (3 mo. USD LIBOR +
0.12%)(d)	2.07%	03/26/2020	$20,000	$20,001,024
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,704,371
				44,705,395
Integrated Oil & Gas-0.95%
Shell International Finance B.V.(b)(c)	2.00%	06/29/2020	23,750	23,638,481
Other Diversified Financial Services-2.00%
Erste Abwicklungsanstalt(b)(c)	1.63%	04/20/2020	50,000	49,896,862
Regional Banks-2.99%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	2.23%	04/14/2020	20,000	20,004,724
Banque et Caisse d'Epargne de l'Etat(c)	2.16%	03/02/2020	30,000	30,000,000
Banque et Caisse d'Epargne de l'Etat(c)	1.45%	09/10/2020	25,000	24,812,867
				74,817,591
Specialized Finance-1.99%
CDP Financial, Inc.(b)(c)	2.38%	06/01/2020	25,000	24,910,675
KFW(b)(c)	1.68%	08/05/2020	25,000	24,844,812
				49,755,487

Total Commercial Paper (Cost $1,112,656,853)				1,113,277,681

Certificates of Deposit-16.40%
Banco Santander S.A.(c)	1.89%	04/02/2020	50,000	50,020,299
Bank of Montreal (3 mo. USD LIBOR + 0.06%)(c)(d)	1.97%	04/01/2020	45,000	45,004,128
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%)(c)(d)	1.96%	04/01/2020	20,000	20,001,674
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(c)(d)	1.96%	09/09/2020	15,000	15,021,938
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	1.84%	11/13/2020	20,000	20,018,830
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%)(c)(d)	1.84%	05/07/2020	10,000	10,003,940
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%)(c)(d)	1.85%	07/01/2020	20,000	20,018,110
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	1.95%	09/18/2020	20,000	20,028,554
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(c)(d)	1.79%	01/22/2021	15,000	15,009,357
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.73%	08/04/2020	25,000	24,843,317
Natixis S.A. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.80%	08/14/2020	15,000	15,007,706
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	2.02%	10/02/2020	35,000	35,025,313
Norinchukin Bank (The)(c)	1.65%	03/11/2020	50,000	50,001,050
Sumitomo Mitsui Banking Corp. (SOFR + 0.33%)(c)(d)	1.97%	04/02/2020	25,000	25,006,342
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(c)(d)	1.78%	11/24/2020	20,000	20,012,362
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	2.06%	09/30/2020	25,000	25,003,077
Total Certificates of Deposit (Cost $409,823,035)				410,025,997

U.S. Dollar Denominated Bonds & Notes-3.96%
Automobile Manufacturers-0.40%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	9,989,370
Diversified Banks-1.38%
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,580,165
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%)(c)(d)	2.32%	03/06/2020	10,460	10,460,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Diversified Banks-(continued)
Westpac Banking Corp.(c)	2.30%	05/26/2020	$14,444	$14,466,301
				34,507,224

Diversified Capital Markets-1.22%
UBS AG(b)(c)	2.45%	12/01/2020	30,260	30,460,158
Technology Hardware, Storage & Peripherals-0.96%
Apple, Inc.	2.25%	02/23/2021	23,971	24,140,091
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,972,038)				99,096,843

Variable Rate Demand Notes-0.49%(e)
Credit Enhanced-0.49%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui
Banking Corp.)(b)(c)(f)	1.36%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	2,700	2,700,000
Total Variable Rate Demand Notes (Cost $12,099,999)				12,099,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.37%
(Cost $1,633,551,925)				1,634,500,520
			Repurchase
			Amount
Repurchase Agreements-35.19%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of $50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at
$52,625,311; 0% - 11.13%; 05/04/2020 - 06/26/2056)(c)	1.68%	03/02/2020	20,002,800	20,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% - 5.85%; 04/02/2020 -
11/16/2061)(c)(h)	1.70%	03/06/2020	25,008,264	25,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $26,394,404; 1.11% - 8.00%; 03/26/2022 - 09/15/2050)(c)(h)	1.78%	04/03/2020	25,051,917	25,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019
(collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $89,625,001; 0.41% -
10.63%; 11/05/2020 - 09/26/2067)(i)	1.94%	-	-	66,500,000
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019
(collateralized by foreign corporate obligations valued at $143,342,596; 5.40%
- 8.25%; 04/25/2021 - 06/28/2117)(i)	1.96%	-	-	10,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $30,010,383 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities
valued at $33,000,000; 0% - 6.50%; 08/15/2035 - 03/25/2059)(c)(h)	1.78%	03/03/2020	5,001,731	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $40,013,456 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued
at $43,990,546; 0% - 15.00%; 03/15/2020 - 07/15/2064)(c)(h)	1.73%	03/03/2020	30,010,092	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020,
	aggregate maturing value of $65,021,486 (collateralized by domestic and foreign
	non-agency asset-backed securities and domestic non-agency mortgage-backed
	securities valued at $68,250,001; 0.07% - 7.00%; 02/15/2029 -
	08/16/2060)(c)(h)	1.70%	03/03/2020	$23,007,603	$23,000,000
	ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $100,014,000 (collateralized by domestic and foreign corporate
	obligations valued at $105,000,739; 1.63% - 5.88%; 03/16/2020 -
	11/01/2050)(c)	1.68%	03/02/2020	50,007,000	50,000,000
	J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities and U.S. goverment sponsored agency obligations valued at
	$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	125,016,771	125,000,000
	J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized
	by domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and domestic non-agency mortgage-backed securities valued
	at $44,292,744; 2.50% - 6.25%; 09/15/2020 - 02/15/2068)(i)	2.14%	-	-	25,000,000
	Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized
	by domestic and foreign corporate obligations and domestic and foreign equity
	securities valued at $82,350,426; 0% - 7.13%; 05/01/2020 -
	03/15/2049)(c)(i)	1.68%	-	-	40,000,000
	RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $150,021,000 (collateralized by domestic and foreign corporate
	obligations valued at $157,500,922; 0% - 9.40%; 03/02/2020 -
	07/01/2097)(c)	1.68%	03/02/2020	40,005,600	40,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic and foreign non-agency asset-backed securities, domestic and foreign
	corporate obligations and a domestic commercial paper valued at $109,663,521;
	0% - 12.00%; 03/25/2020 - 10/07/2079)(c)(i)	1.76%	-	-	25,000,000
	Societe Generale, joint open agreement dated 08/06/2019 (collateralized by
	domestic non-agency asset-backed securities and domestic and foreign corporate
	obligations valued at $91,931,496; 1.95% - 11.88%; 03/09/2020 -
	03/11/2061)(c)(i)	1.69%	-	-	55,000,000
	Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate
	maturing value of $250,033,125 (collateralized by U.S. Treasury obligations
	valued at $257,103,313; 2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	190,544,165	190,518,922
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	125,016,771	125,000,000
	Total Repurchase Agreements (Cost $880,018,922)				880,018,922

	TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.56% (Cost $2,513,570,847)				2,514,519,442
	OTHER ASSETS LESS LIABILITIES-(0.56)%				(13,913,350)

	NET ASSETS-100.00%				$2,500,606,092

	Investment Abbreviations:
CEP	-Credit Enhancement Provider
DAC	-Designated Activity Co.
	LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $913,105,935, which represented 36.52% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; Japan: 9.6%; France: 8.8%; Netherlands: 8.7%; Switzerland: 7.7%; Germany: 6.4% other countries less than 5% each: 18.8%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	39.5%
8-30	2.0

31-60	18.5
61-90	6.3
91-180	14.7

181+	19.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-45.49%(a)
Asset-Backed Securities - Fully Supported Bank-23.70%
Anglesea Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/16/2020	$15,000	$ 14,990,378
Bennington Stark Capital Co. LLC (CEP - Societe Generale S.A.)(b)(c)	1.81%	03/03/2020	15,000	14,999,301
Concord Minutemen Capital Co. LLC (Multi - CEP's)(b)(c)	1.68%	04/21/2020	15,000	14,966,635
Institutional Secured Funding LLC (Multi - CEP's)(b)(c)	1.70%	03/02/2020	5,000	5,000,000
Liberty Street Funding LLC (CEP - Bank of Nova Scotia)(b)(c)	1.76%	03/05/2020	15,000	14,997,919
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	1.69%	04/07/2020	10,000	9,984,315
Manhattan Asset Funding Co. LLC (CEP - Sumitomo Mitsui Banking Corp)(b)(c)	1.60%	04/23/2020	7,000	6,984,100
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank UA)(b)(c)	1.74%	03/04/2020	15,000	14,998,660
				96,921,308

Asset-Backed Securities - Multi-Purpose-3.66%
Charta LLC(b)	1.62%	04/14/2020	15,000	14,972,220
Diversified Banks-12.75%
Banco Santander S.A.(c)	1.77%	03/06/2020	5,000	4,999,126
Banco Santander S.A.(b)(c)	1.62%	04/14/2020	10,000	9,981,946
Bank of China Ltd.(c)	1.85%	03/30/2020	6,000	5,991,864
Barclays U.S. CCP Funding LLC(b)(c)	1.60%	04/24/2020	15,000	14,964,236
Industrial & Commercial Bank of China Ltd.(b)(c)	1.77%	04/01/2020	3,500	3,495,005
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	1.68%	04/02/2020	5,000	4,993,518
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	1.69%	03/23/2020	7,725	7,718,135
				52,143,830
Specialized Finance-5.38%
Caisse des Depots et Consignations(b)(c)	1.65%	03/12/2020	7,000	6,996,939
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	1.65%	03/19/2020	15,000	14,988,670
				21,985,609

Total Commercial Paper (Cost $186,006,719)				186,022,967

Certificates of Deposit-8.56%
China Construction Bank Corp.(c)	1.86%	03/10/2020	15,000	15,000,773
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.10%)(c)(d)	1.99%	03/09/2020	5,000	5,000,169
Natixis S.A.(c)	1.74%	03/10/2020	15,000	15,000,475
Total Certificates of Deposit (Cost $35,000,254)				35,001,417

Variable Rate Demand Notes-7.35%(e)
Credit Enhanced-7.35%
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking
Corp.)(b)(c)(f)	1.36%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(f)	1.70%	05/01/2037	3,380	3,380,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B-1,
VRD RB (LOC - Bank of China Ltd.)(c)(f)	1.65%	05/01/2050	2,100	2,100,000
University of Texas System Board of Regents; Subseries 2016 G-1, VRD RB	1.57%	08/01/2045	11,400	11,400,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	1.63%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $30,080,000)				30,080,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-61.40%
(Cost $251,086,973)				251,104,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Repurchase Agreements-38.66%(g)
BMO Capital Markets Corp., joint agreement dated 02/28/2020, aggregate maturing value of
$50,007,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,625,311; 0% - 11.13%; 05/04/2020 -
06/26/2056)(c)	1.68%	03/02/2020	$5,000,700	$5,000,000
BMO Capital Markets Corp., joint term agreement dated 02/28/2020, aggregate maturing value of $75,024,792 (collateralized by domestic non-agency asset-backed securities, domestic agency and non-agency mortgage-backed securities, U.S. goverment sponsored agency obligations and domestic and foreign corporate obligations valued at $79,369,219; 0% -
5.85%; 04/02/2020 - 11/16/2061)(c)(h)	1.70%	03/06/2020	5,001,653	5,000,000
BMO Capital Markets Corp., term agreement dated 02/21/2020, maturing value of $5,010,383
(collateralized by a domestic agency mortgage-backed security valued at $5,100,001;
3.00%; 10/25/2040)(c)(h)	1.78%	04/03/2020	5,010,383	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/25/2020, aggregate maturing value of $65,021,486 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $68,250,001;
0.07% - 7.00%; 02/15/2029 - 08/16/2060)(c)(h)	1.70%	03/03/2020	5,001,653	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/28/2020, maturing value of
$10,000,000 (collateralized by domestic non-agency asset-backed securities valued at
$10,500,000; 3.00% - 5.19%; 11/20/2036 - 01/17/2073)(c)(d)	1.77%	04/03/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$100,014,000 (collateralized by domestic and foreign corporate obligations valued at
$105,000,739; 1.63% - 5.88%; 03/16/2020 - 11/01/2050)(c)	1.68%	03/02/2020	10,001,400	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S.
goverment sponsored agency obligations valued at $510,000,000; 0% - 6.00%;
12/01/2027 - 03/01/2050)	1.61%	03/02/2020	20,002,683	20,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and
foreign equity securities valued at $15,770,253; 0% - 7.95%; 02/15/2040)(i)	1.78%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by domestic corporate obligations valued at $21,000,002; 4.00% - 7.42%; 02/15/2029 -
10/01/2043)(c)(i)	1.71%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 01/28/2020 (collateralized by domestic and foreign corporate obligations and domestic and foreign equity securities valued
at $82,350,426; 0% - 7.13%; 05/01/2020 - 03/15/2049)(c)(i)	1.68%	-	-	5,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$150,021,000 (collateralized by domestic and foreign corporate obligations valued at
$157,500,922; 0% - 9.40%; 03/02/2020 - 07/01/2097)(c)	1.68%	03/02/2020	15,002,100	15,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic commercial paper valued at $109,663,521; 0% - 12.00%; 03/25/2020 -
10/07/2079)(c)(i)	1.76%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2020, aggregate maturing value of $250,033,125 (collateralized by U.S. Treasury obligations valued at $257,103,313;
2.38% - 2.75%; 08/15/2024 - 08/31/2025)	1.59%	03/02/2020	28,113,491	28,109,767
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of
$500,067,083 (collateralized by domestic agency mortgage-backed securities valued at
$510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	20,002,683	20,000,000
Total Repurchase Agreements (Cost $158,109,767)				158,109,767

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.06% (Cost $409,196,740)				409,214,151
OTHER ASSETS LESS LIABILITIES-(0.06)%				(248,378)

NET ASSETS-100.00%				$408,965,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco STIC Prime Portfolio

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR -London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $188,231,977, which represented 46.03% of the Fund's Net Assets.

(c)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Japan: 11.6%; Canada: 11.0%; Netherlands: 11.0%; Switzerland: 7.3%; China: 6.5%; other countries less than 5% each: 11.0%.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(f)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)Principal amount equals value at period end. See Note 1I.

(h)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(i)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(j)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(k)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	56.9%
8-30	19.5
31-60	23.6
61-90	0.0

91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-40.94%
U.S. Treasury Bills-18.46%(a)
U.S. Treasury Bills	1.57%-1.86%	03/05/2020	$477,000	$ 476,903,781
U.S. Treasury Bills	1.84%	03/12/2020	250,000	249,860,590
U.S. Treasury Bills	1.88%	03/26/2020	250,000	249,677,084

U.S. Treasury Bills	1.53%-1.81%	04/02/2020	400,000	399,374,000
U.S. Treasury Bills	1.71%	04/09/2020	350,000	349,359,208
U.S. Treasury Bills	1.63%	04/16/2020	380,000	379,213,400

U.S. Treasury Bills	1.62%	04/30/2020	150,000	149,597,500

U.S. Treasury Bills	1.58%	06/25/2020	200,000	198,988,222
U.S. Treasury Bills	1.78%	08/13/2020	100,000	99,197,917
U.S. Treasury Bills	1.45%	08/27/2020	250,000	248,210,000

U.S. Treasury Bills	1.77%	09/10/2020	150,000	148,600,750
				2,948,982,452

U.S. Treasury Notes-22.48%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.04%)(b)	1.20%	07/31/2020	84,000	83,997,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.12%)(b)	1.27%	01/31/2021	1,106,000	1,105,687,663
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.14%)(b)	1.30%	04/30/2021	888,500	888,311,172
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.22%)(b)	1.38%	07/31/2021	500,000	499,975,543
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.30%)(b)	1.46%	10/31/2021	450,000	450,585,572
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate
+ 0.15%)(b)	1.31%	01/31/2022	80,000	79,982,918
U.S. Treasury Notes	2.75%	09/30/2020	200,000	201,517,687
U.S. Treasury Notes	1.88%	12/15/2020	80,000	80,215,451
U.S. Treasury Notes	2.38%	12/31/2020	100,000	100,684,504

U.S. Treasury Notes	2.00%	01/15/2021	100,000	100,417,899
				3,591,375,790

Total U.S. Treasury Securities (Cost $6,540,358,242)				6,540,358,242
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.94%
(Cost $6,540,358,242)				6,540,358,242
			Repurchase
			Amount
Repurchase Agreements-59.04%(c)
ABN AMRO Bank N.V., agreement dated 02/28/2020, maturing value of
$200,026,500 (collateralized by U.S. Treasury obligations valued at
$204,000,100; 1.63% - 1.75%; 05/15/2022 - 02/15/2026)	1.59%	03/02/2020	28,432,676	28,428,909
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $501,351,944 (collateralized by U.S. Treasury obligations valued at
$510,000,098; 0% - 3.88%; 05/31/2020 - 11/15/2049)(d)	1.57%	03/17/2020	436,176,192	435,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of $753,028,333 (collateralized by U.S. Treasury obligations valued at
$765,000,001; 0% - 3.38%; 05/31/2020 - 02/15/2050)(d)	1.58%	04/16/2020	296,191,144	295,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of $150,019,875 (collateralized by U.S. Treasury obligations valued at
$153,000,002; 0% - 6.63%; 03/05/2020 - 02/15/2048)	1.59%	03/02/2020	100,013,250	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations
valued at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(d)	1.58%	04/17/2020	$160,653,067	$160,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations
valued at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(d)	1.58%	04/07/2020	316,244,250	315,000,000
BNP Paribas Securities Corp., term agreement dated 01/09/2020, maturing value of $501,975,000 (collateralized by U.S. Treasury obligations valued at
$510,000,002; 0% - 7.50%; 03/26/2020 - 08/15/2048)(d)	1.58%	04/08/2020	501,975,000	500,000,000
BNP Paribas Securities Corp., term agreement dated 02/21/2020, maturing value of $250,993,750 (collateralized by U.S. Treasury obligations valued at
$255,000,053; 0% - 7.50%; 04/07/2020 - 05/15/2045)(d)	1.59%	05/21/2020	250,993,750	250,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of $205,830,250 (collateralized by a U.S. Treasury obligation valued at
$209,100,026; 0% - 8.75%; 03/26/2020 - 02/15/2048)(d)	1.62%	03/03/2020	205,830,250	205,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations
valued at $591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(d)	1.59%	05/06/2020	180,659,850	180,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations
valued at $612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	198,612,598	198,586,285
Citigroup Global Markets, Inc., joint term agreement dated 02/25/2020, aggregate maturing value of $300,092,167 (collateralized by U.S. Treasury obligations
valued at $306,000,067; 0% - 0.38%; 07/15/2025 - 05/15/2042)(d)	1.58%	03/03/2020	155,047,619	155,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2020, maturing value of $50,006,625 (collateralized by a U.S. Treasury obligation
valued at $51,000,016; 3.00%; 02/15/2047)	1.59%	03/02/2020	50,006,625	50,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated
12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by
U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%;
11/15/2021 - 01/15/2027)(d)	1.60%	03/23/2020	502,022,222	500,000,000
DNB Bank ASA, agreement dated 02/28/2020, maturing value of $355,047,038
(collateralized by U.S. Treasury obligations valued at $362,100,070; 0.63% -
2.75%; 03/31/2021 - 01/31/2027)	1.59%	03/02/2020	355,047,037	355,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%;
02/29/2020 - 11/15/2048)(e)	1.57%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by a
U.S. Treasury obligation valued at $510,000,562; 2.13%; 09/30/2024)(e)	1.57%	-	-	500,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$400,000,000 (collateralized by a U.S. Treasury obligation valued at
$408,000,648; 3.00%; 05/15/2042)(b)(d)	1.61%	03/04/2020	400,000,000	400,000,000
J.P. Morgan Securities LLC, term agreement dated 12/04/2019, maturing value of
$500,000,000 (collateralized by a U.S. Treasury obligation valued at
$510,001,321; 1.25%; 08/31/2024)(b)(d)	1.61%	03/04/2020	500,000,000	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued at $367,166,166; 0% - 2.63%; 03/26/2020 -
05/15/2046)(d)	1.61%	03/03/2020	100,033,306	100,002,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020, aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(d)	1.62%	03/05/2020	306,846,626	306,750,000
Natixis, agreement dated 02/28/2020, maturing value of $250,033,125
(collateralized by U.S. Treasury obligations valued at $255,000,102; 0.13% -
5.50%; 03/31/2020 - 02/15/2050)	1.59%	03/02/2020	250,033,125	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $301,723,227 (collateralized by U.S. Treasury obligations valued at $313,097,142; 0% - 2.75%; 11/15/2027 -
02/15/2043)	1.62%	03/02/2020	$301,723,227	$301,682,500
Prudential Legacy Insurance Company of New Jersey, agreement dated
02/28/2020, maturing value of $371,112,593 (collateralized by U.S. Treasury
obligations valued at $387,137,000; 0%; 08/15/2033 - 08/15/2045)	1.62%	03/02/2020	371,112,593	371,062,500
RBC Dominion Securities Inc., term agreement dated 02/06/2020, maturing value of $401,073,333 (collateralized by U.S. Treasury obligations valued at
$408,000,042; 0.13% - 6.50%; 07/15/2020 - 11/15/2049)(d)	1.61%	04/06/2020	401,073,333	400,000,000
Royal Bank of Canada, term agreement dated 01/06/2020, maturing value of
$501,984,306 (collateralized by U.S. Treasury obligations valued at
$510,000,018; 0.13% - 3.38%; 08/15/2021 - 02/15/2044)(d)	1.57%	04/06/2020	501,984,306	500,000,000
Royal Bank of Canada, term agreement dated 12/20/2019, maturing value of
$501,987,500 (collateralized by U.S. Treasury obligations valued at
$510,000,117; 0.13% - 3.88%; 04/15/2020 - 11/15/2046)(d)	1.59%	03/04/2020	501,987,500	500,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by
U.S. Treasury obligations valued at $1,020,000,003; 0% - 8.75%;
02/29/2020 - 02/15/2050)(e)	1.60%	-	-	1,000,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,066,250 (collateralized by U.S. Treasury obligations
valued at $510,000,001; 0% - 2.88%; 03/05/2020 - 03/31/2026)	1.59%	03/02/2020	446,728,582	446,669,398
Total Repurchase Agreements (Cost $9,433,181,592)				9,433,181,592

TOTAL INVESTMENTS IN SECURITIES(f)-99.98% (Cost $15,973,539,834)				15,973,539,834
OTHER ASSETS LESS LIABILITIES-0.02%				3,342,532

NET ASSETS-100.00%				$15,976,882,366

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(c)Principal amount equals value at period end. See Note 1I.

(d)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(e)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	62.0%
8-30	3.1

31-60	7.1
61-90	0.9
91-180	2.4

181+	24.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-27.01%
Federal Farm Credit Bank (FFCB)-0.15%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	1.74%	05/07/2021	$23,000	$23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.07%	06/10/2021	14,000	14,000,000
				37,000,000
Federal Home Loan Bank (FHLB)-23.41%
Federal Home Loan Bank (SOFR + 0.03%)(a)	1.67%	03/06/2020	38,000	38,000,000
Federal Home Loan Bank (b)	1.60%	03/27/2020	3,100	3,096,429
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	04/06/2020	300,000	300,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.54%	04/28/2020	350,000	350,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	05/06/2020	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	180,000	180,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	250,000	250,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/08/2020	220,000	220,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/09/2020	187,000	187,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.22%)(a)	1.67%	06/09/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	65,000	65,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.61%	06/10/2020	123,000	123,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.60%	06/11/2020	130,000	130,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(a)	1.58%	06/12/2020	135,000	135,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	06/12/2020	200,000	200,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/13/2020	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.07%)(a)	1.59%	07/16/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	1.60%	08/13/2020	110,000	110,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.08%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	5.37%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.64%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	1.63%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	4.48%	12/23/2020	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	1.69%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,597,385
Federal Home Loan Bank (SOFR + 0.04%)(a)	1.68%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	1.71%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.77%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	1.74%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	1.70%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	1.72%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	1.73%	09/10/2021	78,500	78,500,000
				5,586,693,814
Federal Home Loan Mortgage Corp. (FHLMC)-0.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	1.68%	12/14/2020	150,000	150,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	1.67%	02/19/2021	$55,000	$55,000,000
				205,000,000

Federal National Mortgage Association (FNMA)-0.94%
Federal National Mortgage Association (b)	1.51%	06/12/2020	162,000	161,304,750
Federal National Mortgage Association (SOFR + 0.06%)(a)	1.70%	07/30/2020	63,000	63,000,000
				224,304,750
U.S. International Development Finance Corp. (DFC)-1.65%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2020	116,000	116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	07/15/2025	28,722	28,722,223
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	02/15/2028	17,778	17,777,778
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	11/15/2028	79,545	79,545,455
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.30%	05/15/2030	8,892	8,892,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.48%	07/09/2026	33,150	33,150,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	1.60%	03/15/2030	45,000	45,000,000
				393,687,456

Total U.S. Government Sponsored Agency Securities (Cost $6,446,686,020)				6,446,686,020
U.S. Treasury Securities-17.36%
U.S. Treasury Bills-4.80%(b)
U.S. Treasury Bills	1.88%	03/26/2020	350,000	349,547,917
U.S. Treasury Bills	1.81%	04/02/2020	140,000	139,776,622

U.S. Treasury Bills	1.58%	06/25/2020	300,000	298,482,333
U.S. Treasury Bills	1.78%	08/13/2020	60,000	59,518,750
U.S. Treasury Bills	1.45%	08/27/2020	200,000	198,568,000

U.S. Treasury Bills	1.47%	12/31/2020	100,000	98,769,410
				1,144,663,032

U.S. Treasury Notes-12.56%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(a)	1.20%	07/31/2020	100,000	99,996,882
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.05%)(a)	1.20%	10/31/2020	150,000	149,899,019
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(a)	1.27%	01/31/2021	695,000	694,835,354
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(a)	1.30%	04/30/2021	920,000	919,856,353
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(a)	1.38%	07/31/2021	170,000	170,169,432
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(a)	1.46%	10/31/2021	550,000	550,959,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(a)	1.31%	01/31/2022	$25,000	$24,992,365
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,938,076
U.S. Treasury Notes	2.75%	09/30/2020	190,000	191,251,514

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,079,804
				2,996,978,057

Total U.S. Treasury Securities (Cost $4,141,641,089)				4,141,641,089
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.37%
(Cost $10,588,327,109)				10,588,327,109
			Repurchase
			Amount
Repurchase Agreements-55.61%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2020, aggregate maturing value of
$600,080,500 (collateralized by domestic agency mortgage-backed securities valued
at $612,000,000; 1.50% - 4.50%; 01/01/2024 - 10/20/2049)	1.61%	03/02/2020	100,013,417	100,000,000
Bank of Montreal, joint term agreement dated 01/09/2020, aggregate maturing value of
$250,904,931 (collateralized by U.S. Treasury obligations valued at $255,000,126;
0% - 3.88%; 03/26/2020 - 02/15/2049)(e)	1.57%	04/01/2020	150,542,959	150,000,000
Bank of Montreal, joint term agreement dated 01/15/2020, aggregate maturing value of
$753,028,333 (collateralized by U.S. Treasury obligations valued at $765,000,001;
0% - 3.38%; 05/31/2020 - 02/15/2050)(e)	1.58%	04/16/2020	376,514,167	375,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$250,998,472 (collateralized by U.S. Treasury obligations valued at $255,000,182;
0% - 3.88%; 05/31/2020 - 11/15/2049)(e)	1.58%	05/14/2020	165,658,992	165,000,000
Bank of Montreal, joint term agreement dated 02/12/2020, aggregate maturing value of
$251,011,111 (collateralized by domestic agency mortgage-backed securities valued
at $255,000,002; 3.00% - 4.00%; 10/01/2048 - 02/01/2050)(e)	1.60%	05/14/2020	165,667,333	165,000,000
Bank of Montreal, term agreement dated 01/10/2020, maturing value of
$200,780,000 (collateralized by U.S. Treasury obligations valued at $204,000,091;
0% - 3.88%; 03/05/2020 - 02/15/2049)(e)	1.56%	04/09/2020	200,780,000	200,000,000
Bank of Montreal, term agreement dated 01/13/2020, maturing value of
$411,627,131 (collateralized by domestic agency mortgage-backed securities valued
at $418,200,001; 3.00% - 4.00%; 07/01/2047 - 02/01/2050)(e)	1.57%	04/13/2020	411,627,131	410,000,000
Bank of Nova Scotia, joint agreement dated 02/28/2020, aggregate maturing value of
$575,077,146 (collateralized by domestic agency mortgage-backed securities valued
at $586,500,000; 2.46% - 6.50%; 06/01/2027 - 02/01/2050)	1.61%	03/02/2020	213,028,578	213,000,000
BMO Capital Markets Corp., joint term agreement dated 01/15/2020, aggregate maturing value of $502,040,833 (collateralized by U.S. Treasury obligations valued
at $510,000,136; 0% - 8.75%; 02/29/2020 - 02/15/2050)(e)	1.58%	04/17/2020	160,653,067	160,000,000
BMO Capital Markets Corp., term agreement dated 01/07/2020, maturing value of
$301,192,500 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, U.S. government sponsored agency obligations and domestic and foreign corporate obligations valued at $306,091,222;
0% - 9.00%; 03/15/2020 - 01/20/2070)(e)	1.59%	04/06/2020	301,192,500	300,000,000
BMO Capital Markets Corp., term agreement dated 02/03/2020, maturing value of
$356,444,751 (collateralized by domestic agency mortgage-backed securities, domestic non-agency asset-backed securities, a U.S. government sponsored agency obligation, and domestic and foreign corporate obligations valued at $363,467,123;
0% - 10.00%; 06/25/2020 - 01/20/2070)(e)	1.61%	05/04/2020	356,444,751	355,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $1,003,950,000 (collateralized by U.S. Treasury obligations valued
at $1,020,000,183; 0% - 8.75%; 03/05/2020 - 11/15/2049)(e)	1.58%	04/07/2020	476,876,250	475,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BNP Paribas Securities Corp., joint term agreement dated 01/08/2020, aggregate maturing value of $2,364,361,125 (collateralized by U.S. Treasury obligations, a U.S.
government sponsored agency obligation and domestic agency mortgage-backed
securities valued at $2,402,100,000; 0% - 8.75%; 04/02/2020 - 02/25/2050)(e)	1.59%	04/07/2020	$1,510,982,375	$ 1,505,000,000
BNP Paribas Securities Corp., term agreement dated 12/04/2019, maturing value of
$311,263,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $316,200,000; 0% - 7.50%; 04/07/2020 -
02/20/2050)(e)	1.63%	03/03/2020	311,263,250	310,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $1,038,496,000 (collateralized by domestic agency mortgage-backed securities valued at $1,055,700,001; 2.38% - 5.00%; 10/01/2028 -
02/01/2057)(e)	1.60%	04/29/2020	687,313,778	685,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $582,126,183 (collateralized by U.S. Treasury obligations valued at
$591,600,183; 0.13% - 3.63%; 12/31/2020 - 11/15/2046)(e)	1.59%	05/06/2020	270,989,775	270,000,000
CIBC World Markets Corp., joint term agreement dated 02/13/2020, aggregate maturing value of $767,074,000 (collateralized by domestic agency mortgage-backed securities valued at $780,300,001; 2.46% - 6.00%; 05/01/2028 -
11/01/2049)(e)	1.60%	04/14/2020	506,369,111	505,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2020, aggregate maturing value of $600,079,500 (collateralized by U.S. Treasury obligations valued at
$612,000,025; 0% - 8.75%; 05/15/2020 - 02/15/2050)	1.59%	03/02/2020	335,321,847	335,277,423
Credit Agricole Corporate & Investment Bank, joint term agreement dated 12/23/2019, aggregate maturing value of $1,004,044,444 (collateralized by U.S. Treasury obligations valued at $1,020,000,074; 0.40% - 2.88%; 11/15/2021 -
01/15/2027)(e)	1.60%	03/23/2020	366,476,222	365,000,000
ING Financial Markets, LLC, joint term agreement dated 02/10/2020, aggregate maturing value of $100,135,000 (collateralized by domestic agency mortgage-backed
securities valued at $102,000,000; 2.50% - 5.50%; 03/01/2029 - 09/01/2057)	1.62%	03/11/2020	54,072,900	54,000,000
ING Financial Markets, LLC, term agreement dated 01/03/2020, maturing value of
$125,496,875 (collateralized by domestic agency mortgage-backed securities valued
at $127,500,000; 2.31% - 4.80%; 03/01/2029 - 09/01/2057)	1.59%	04/02/2020	125,496,875	125,000,000
ING Financial Markets, LLC, term agreement dated 02/18/2020, maturing value of
$379,568,700 (collateralized by domestic agency mortgage-backed securities valued
at $385,560,000; 2.23% - 5.00%; 02/01/2027 - 09/01/2057)	1.66%	05/18/2020	379,568,700	378,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2020, aggregate maturing value of $500,067,083 (collateralized by domestic agency mortgage-backed securities and U.S. goverment sponsored agency obligations valued at
$510,000,000; 0% - 6.00%; 12/01/2027 - 03/01/2050)	1.61%	03/02/2020	205,027,504	205,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$510,000,063; 0% - 6.00%; 06/01/2023 - 03/01/2050)(f)	1.59%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$295,800,032; 0% - 7.00%; 08/01/2021 - 03/01/2050)(f)	1.63%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by
U.S. Treasury obligations valued at $357,000,087; 0% - 4.75%; 02/29/2020 -
11/15/2048)(f)	1.57%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at
$408,000,056; 0% - 6.00%; 05/01/2024 - 02/20/2050)(f)	1.60%	-	-	275,000,000
J.P. Morgan Securities LLC, joint term agreement dated 12/04/2019, aggregate maturing value of $572,000,000 (collateralized by U.S. Treasury obligations valued
at $583,440,393; 0% - 3.00%; 04/14/2020 - 02/15/2048)(a)(e)	1.61%	03/04/2020	385,000,000	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.76% -
6.00%; 05/01/2026 - 03/01/2050)(f)	1.59%	-	-	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

		Interest	Maturity	Repurchase
		Rate	Date	Amount	Value
	Metropolitan Life Insurance Co., joint term agreement dated 02/25/2020, aggregate
	maturing value of $350,117,559 (collateralized by U.S. Treasury obligations valued
	at $367,166,166; 0% - 2.63%; 03/26/2020 - 05/15/2046)(e)	1.61%	03/03/2020	$170,054,620	$170,001,400
	Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/27/2020,
	aggregate maturing value of $1,022,822,087 (collateralized by U.S. Treasury
	obligations valued at $1,050,853,400; 2.00%; 04/30/2024)(e)	1.62%	03/05/2020	439,813,498	439,675,000
	Natixis, agreement dated 02/28/2020, maturing value of $100,013,417 (collateralized
	by domestic agency mortgage-backed securities, U.S. Treasury obligations and U.S.
	goverment sponsored agency obligations valued at $102,000,001; 0% - 6.00%;
	09/30/2020 - 09/15/2065)	1.61%	03/02/2020	100,013,417	100,000,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $568,796,777 (collateralized by U.S. Treasury obligations valued at
	$592,602,140; 0%; 02/15/2026 - 11/15/2043)	1.62%	03/02/2020	568,796,777	568,720,000
	Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2020,
	maturing value of $97,575,671 (collateralized by U.S. Treasury obligations valued at
	$101,694,000; 0%; 08/15/2033 - 02/15/2045)	1.62%	03/02/2020	97,575,671	97,562,500
	RBC Capital Markets LLC, joint term agreement dated 02/28/2020, aggregate maturing
	value of $1,250,000,000 (collateralized by domestic agency mortgage-backed
	securities, U.S. goverment sponsored agency obligations and a foreign corporate
	obligation valued at $1,275,000,001; 1.70% - 8.00%; 06/15/2021 -
	02/20/2067)(a)(e)	1.64%	04/29/2020	920,000,000	920,000,000
	RBC Dominion Securities Inc., joint agreement dated 02/28/2020, aggregate maturing
	value of $250,033,542 (collateralized by domestic agency mortgage-backed
	securities valued at $255,000,001; 2.25% - 5.50%; 08/01/2034 - 01/20/2050)	1.61%	03/02/2020	150,020,125	150,000,000
	RBC Dominion Securities Inc., joint term agreement dated 02/07/2020, aggregate
	maturing value of $350,954,819 (collateralized by domestic agency mortgage-
	backed securities, U.S. government sponsored agency obligations and U.S. Treasury
	obligations valued at $357,000,003; 0% - 5.00%; 01/28/2021 - 02/20/2050)(e)	1.61%	04/08/2020	245,668,374	245,000,000
	Royal Bank of Canada, joint term agreement dated 12/20/2019, aggregate maturing
	value of $1,004,000,000 (collateralized by domestic agency mortgage-backed
	securities valued at $1,020,000,001; 1.93% - 6.00%; 01/25/2029 -
	02/01/2050)(e)	1.60%	03/19/2020	702,800,000	700,000,000
	Societe Generale, joint open agreement dated 06/25/2018 (collateralized by
	U.S. Treasury obligations and domestic agency mortgage-backed securities valued at
	$510,000,011; 0% - 4.00%; 08/27/2020 - 01/01/2050)(f)	1.61%	-	-	320,000,000
	Wells Fargo Securities, LLC, joint agreement dated 02/28/2020, aggregate maturing
	value of $500,067,083 (collateralized by domestic agency mortgage-backed
	securities valued at $510,000,000; 3.50% - 4.00%; 12/01/2049)	1.61%	03/02/2020	105,014,087	105,000,000
	Total Repurchase Agreements (Cost $13,271,236,323)				13,271,236,323

	TOTAL INVESTMENTS IN SECURITIES(g)-99.98% (Cost $23,859,563,432)				23,859,563,432
	OTHER ASSETS LESS LIABILITIES-0.02%				5,551,237

	NET ASSETS-100.00%				$23,865,114,669
	Investment Abbreviations:
	LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(b)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(d)Principal amount equals value at period end. See Note 1I.

(e)The Fund may demand payment of the term repurchase agreement upon one to seven business days' notice depending on the timing of the demand.

(f)Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Government & Agency Portfolio

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	54.1%
8-30	1.7
31-60	3.8
61-90	2.2

91-180	12.7
181+	25.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-112.71%
U.S. Treasury Bills-94.47%(a)
U.S. Treasury Bills	1.40%-1.55%	03/03/2020	$131,327	$ 131,315,921
U.S. Treasury Bills	1.52%-1.84%	03/05/2020	57,000	56,989,888
U.S. Treasury Bills	1.52%-1.54%	03/10/2020	90,000	89,965,537

U.S. Treasury Bills	1.53%-1.85%	03/12/2020	35,000	34,982,803
U.S. Treasury Bills	1.53%-1.56%	03/17/2020	128,590	128,501,176
U.S. Treasury Bills	1.55%	03/19/2020	15,000	14,988,450

U.S. Treasury Bills	1.54%	03/24/2020	20,000	19,980,322

U.S. Treasury Bills	1.88%	03/26/2020	25,000	24,967,708
U.S. Treasury Bills	0.00%	03/31/2020	50,000	49,942,445
U.S. Treasury Bills	1.81%	04/02/2020	25,000	24,960,111

U.S. Treasury Bills	1.55%	04/07/2020	60,000	59,904,417
U.S. Treasury Bills	1.71%	04/09/2020	20,000	19,963,383
U.S. Treasury Bills	1.57%	04/14/2020	40,000	39,923,587

U.S. Treasury Bills	1.63%	04/16/2020	5,000	4,989,650
U.S. Treasury Bills	1.57%	04/21/2020	30,000	29,933,275
U.S. Treasury Bills	1.61%	04/23/2020	8,000	7,981,156

U.S. Treasury Bills	1.44%-1.50%	04/28/2020	80,000	79,819,944

U.S. Treasury Bills	1.62%	04/30/2020	6,000	5,983,900
U.S. Treasury Bills	1.56%	05/07/2020	25,000	24,927,882
U.S. Treasury Bills	1.55%	05/14/2020	20,000	19,936,586

U.S. Treasury Bills	1.51%	05/28/2020	7,000	6,974,248
U.S. Treasury Bills	1.58%	06/04/2020	7,000	6,971,091
U.S. Treasury Bills	1.21%-1.56%	06/18/2020	8,000	7,965,558

U.S. Treasury Bills	1.58%	06/25/2020	10,000	9,949,411

U.S. Treasury Bills	1.57%	07/02/2020	15,000	14,920,050
U.S. Treasury Bills	1.17%-1.45%	08/06/2020	11,000	10,936,596
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,960,068

U.S. Treasury Bills	1.22%-1.52%	08/20/2020	11,000	10,927,820
U.S. Treasury Bills	1.45%	08/27/2020	15,000	14,892,600
U.S. Treasury Bills	1.78%	09/10/2020	5,000	4,953,224

U.S. Treasury Bills	1.63%	10/08/2020	5,000	4,950,889
U.S. Treasury Bills	1.44%	01/28/2021	3,000	2,960,707
				971,320,403

U.S. Treasury Notes-18.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.04%)(b)	1.20%	07/31/2020	3,000	2,999,907
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.12%)(b)	1.27%	01/31/2021	33,000	32,987,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.14%)(b)	1.30%	04/30/2021	24,000	23,999,793
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.22%)(b)	1.38%	07/31/2021	46,000	45,994,493
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.30%)(b)	1.46%	10/31/2021	36,500	36,529,330
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate +
0.15%)(b)	1.31%	01/31/2022	17,000	16,995,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.00%	09/30/2020	$ 15,000	$15,032,044

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,010,921
				187,549,275

TOTAL INVESTMENTS IN SECURITIES-112.71% (Cost $1,158,869,678)				1,158,869,678

OTHER ASSETS LESS LIABILITIES-(12.71)%				(130,647,507)
NET ASSETS-100.00%				$1,028,222,171

Notes to Schedule of Investments:

(a)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	5.5%
8-30	30.5

31-60	30.9
61-90	5.6
91-180	6.8

181+	20.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments

February 29, 2020 (Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.67%
Alabama-4.77%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB
(LOC - Swedbank AB)(a)(b)(c)	1.24%	07/01/2040	$9,805	$ 9,805,000
Arizona-3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B,
VRD RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.25%	07/01/2035	1,700	1,700,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A,
Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments);
Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	1.15%	06/15/2031	3,045	3,045,000
				7,430,000

Colorado-0.36%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	02/01/2031	738	738,000
Delaware-1.77%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware
County); Series 2006, VRD RB (LOC - PNC Bank, N.A.)(b)(c)	1.15%	09/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC -
PNC Bank, N.A.)(b)(c)	1.15%	05/01/2036	745	745,000
				3,645,000

District of Columbia-3.71%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.18%	10/01/2039	7,370	7,370,000
				7,615,000

Florida-6.47%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.25%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002,
VRD RB (LOC - Northern Trust Co. (The))(b)(c)	1.18%	07/01/2032	2,400	2,400,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB
(LOC - Northern Trust Co. (The))(b)(c)	1.15%	11/01/2038	1,485	1,485,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD
RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.20%	07/01/2037	5,775	5,775,000
				13,295,000

Georgia-8.32%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC -
BMO Harris Bank N.A.)(a)(b)(c)	1.15%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	1.27%	01/01/2036	3,000	3,000,000
Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.12%	09/01/2035	3,990	3,990,000
Series 2020	1.15%	05/14/2020	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High
School); Series 2000,VRD RB (LOC - Wells Fargo Bank, N.A.)(b)(c)	1.28%	09/01/2020	$ 400	$400,000
				17,100,000

Illinois-3.71%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.15%	12/01/2046	5,755	5,755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern
Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children's Home); Series 2002, VRD IDR (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	10/01/2033	1,000	1,000,000
				7,630,000

Indiana-5.04%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank,
N.A.)(b)(c)	1.23%	08/01/2037	590	590,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank
Nederland)(a)(b)(c)	1.35%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.05%	07/01/2035	3,635	3,635,000
				10,360,000
Louisiana-1.28%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC -
Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	2,105	2,105,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC - MUFG Bank, Ltd.)(a)(b)(c)	1.37%	12/01/2040	530	530,000
				2,635,000

Maryland-6.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020-B	1.11%	05/21/2020	4,700	4,700,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985
B, VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.20%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical);
Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	1.10%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2010 B	1.18%	05/14/2020	4,000	4,000,000

				13,315,000

Massachusetts-3.57%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD
Bank, N.A.)(b)(c)	1.20%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank, N.A.)(b)(c)	1.19%	01/01/2037	1,500	1,500,000
Massachusetts Bay Transportation Authority;
Series 2020 A	1.00%	03/05/2020	2,400	2,400,000
Series 2020 A	1.15%	04/02/2020	2,000	2,000,000

				7,325,000

Michigan-0.78%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB
(LOC - Bank of New York Mellon (The))(b)(c)	1.24%	01/15/2026	300	300,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP - Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
				1,600,000

Minnesota-4.87%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	1.23%	10/15/2033	1,175	1,175,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP - FNMA)(b)	1.24%	11/15/2031	2,530	2,530,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota-(continued)
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	1.14%	11/01/2035	$6,300	$ 6,300,000
				10,005,000

Mississippi-3.45%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	1.47%	12/01/2030	60	60,000
Series 2010 C, VRD IDR(b)	1.24%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.24%	12/01/2030	6,450	6,450,000
				7,095,000

Missouri-0.60%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	1.15%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of
Chicago)(b)(c)	1.21%	08/01/2038	610	610,000
				1,225,000
New York-3.27%
New York (City of), NY; Subseries 2010 G-4, VRD GO Bonds (CEP - Barclays Bank PLC)(b)	1.18%	03/01/2039	3,215	3,215,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York,
Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(a)(b)(c)	1.23%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB
(LOC - Bank of China Ltd.)(a)(b)(c)	1.27%	05/01/2050	1,000	1,000,000
				6,715,000

North Carolina-2.90%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD
RB(b)	1.08%	12/01/2021	1,895	1,895,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank,
N.A.)(a)(b)(c)	1.10%	05/01/2036	4,070	4,070,000
				5,965,000
Ohio-5.12%
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, RB (SIFMA Index)(d)(e)	1.05%	05/01/2020	2,600	2,600,000
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.25%	11/15/2041	6,975	6,975,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank
N.A.)(b)(c)	1.15%	08/02/2038	940	940,000
				10,515,000

Pennsylvania-3.04%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC
- PNC Bank, N.A.)(b)(c)	1.15%	06/01/2037	1,940	1,940,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank, N.A.)(b)(c)	1.12%	03/01/2030	1,990	1,990,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB
(LOC - PNC Bank, N.A.)(b)(c)	1.15%	07/01/2027	2,305	2,305,000
				6,235,000
Rhode Island-0.97%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	1.25%	09/01/2043	2,000	2,000,000
Tennessee-0.13%
Clarksville (City of), TN Public Building Authority (Tennessee Muni Bond Fund); Series 1994, VRD RB (LOC
- Bank of America, N.A.)(b)(c)(f)	1.22%	06/01/2024	270	270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-12.43%
Harris (County of), TX; Series 2020 C, GO Bonds	1.10%	05/07/2020	$1,100	$1,100,000

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.19%	02/15/2042	3,130	3,130,000
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB(b)	2.16%	12/01/2041	100	100,000
Houston (City of), TX; Series 2020	1.05%	03/05/2020	4,300	4,300,000

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui
Banking Corp.)(a)(b)(c)	1.15%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD
RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,635	2,635,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009,
VRD RB (CEP - FHLMC)(b)	1.21%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2019 B	1.15%	05/05/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	1.13%	08/01/2025	6,420	6,420,000
Series 2020	1.03%	05/21/2020	3,500	3,500,000

				25,545,000

Utah-3.50%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.15%	05/15/2036	5,960	5,960,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2002 B, VRD RB(b)	1.14%	05/15/2035	1,240	1,240,000
				7,200,000
Virginia-1.85%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	3,800	3,800,000
Washington-3.18%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.25%	09/01/2049	3,350	3,350,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB
(LOC - FHLB of San Francisco)(b)(c)	1.20%	11/01/2047	3,185	3,185,000
				6,535,000

West Virginia-2.96%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A,
VRD RB (LOC - Bank of America, N.A.)(b)(c)	1.17%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref.
VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	1.18%	01/01/2034	5,135	5,135,000
				6,080,000
Wisconsin-1.52%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of
Chicago)(b)(c)	1.15%	10/01/2042	3,120	3,120,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.67% (Cost $204,798,000)				204,798,000
OTHER ASSETS LESS LIABILITIES-0.33%				681,691

NET ASSETS-100.00%				$205,479,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments—(continued)

Invesco Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 5.6%; other countries less than 5% each: 13.6%.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2020 represented less than 1% of the Fund's Net Assets.

(g)Also represents cost for federal income tax purposes.

(h)This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/29/2020

1-7	88.8%
8-30	1.0
31-60	10.2
61-90	0.0

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,634,500,520	$251,104,384	$6,540,358,242	$10,588,327,109	$1,158,869,678	$204,798,000

Repurchase agreements, at value
and cost	880,018,922	158,109,767	9,433,181,592	13,271,236,323	-	-

Cash	-	-	3,846,780	606,508	-	-
Receivable for:
Investments sold	-	15,000,000	-	-	-	695,000

Interest	2,706,461	199,699	19,364,983	36,696,213	432,785	175,232

Fund expenses absorbed	11,391	31,866	-	13,317	-	-
Investment for trustee deferred
compensation and retirement
plans	3,428,521	945,356	2,037,446	929,376	110,781	334,042

Other assets	33,635	180,653	105,525	28,266	35,284	69,002

Total assets	2,520,699,450	425,571,725	15,998,894,568	23,897,837,112	1,159,448,528	206,071,276

Liabilities:
Payable for:
Investments purchased	12,644,704	14,970,975	-	-	129,762,389	-

Amount due custodian	-	-	-	-	9,311	-

Dividends	3,508,333	519,995	17,940,790	29,835,617	1,138,586	128,092

Accrued fees to affiliates	120,085	19,311	1,323,091	1,517,333	107,106	44,460

Accrued trustees' and officers'
fees and benefits	6,857	3,683	5,522	44,576	4,434	3,138

Accrued operating expenses	53,442	63,992	414,039	199,289	80,808	53,445

Trustee deferred compensation and
retirement plans	3,759,937	1,027,996	2,328,760	1,125,628	123,723	362,450

Total liabilities	20,093,358	16,605,952	22,012,202	32,722,443	131,226,357	591,585

Net assets applicable to shares
outstanding	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691
Net assets consist of:
Shares of beneficial interest	$2,499,480,189	$408,176,867	$15,976,350,458	$23,865,632,617	$1,028,294,873	$205,603,737

Distributable earnings (loss)	1,125,903	788,906	531,908	(517,948)	(72,702)	(124,046)

	$2,500,606,092	$408,965,773	$15,976,882,366	$23,865,114,669	$1,028,222,171	$205,479,691

Net Assets:
Institutional Class	$2,486,859,312	$406,266,864	$13,312,500,389	$22,438,718,058	$954,762,841	$137,451,629

Private Investment Class	$4,027,194	$1,359,807	$480,066,656	$597,235,522	$10,310,126	$17,096,473

Personal Investment Class	$10,252	$443,324	$391,734,093	$14,003,727	$105,666	$646,618

Cash Management Class	$8,973,525	$508,995	$375,220,237	$288,955,352	$1,767,436	$25,460,403

Reserve Class	$291,908	$243,470	$348,120,812	$281,327,285	$61,167,692	$21,415,560

Resource Class	$364,591	$122,275	$630,091,960	$191,978,211	$97,906	$3,398,762

Corporate Class	$79,310	$21,038	$439,148,219	$52,896,514	$10,504	$10,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Shares outstanding, no par value,
unlimited number of shares authorized:
Institutional Class	2,485,497,968	406,247,973	13,311,433,000	22,439,098,524	954,777,503	137,434,041

Private Investment Class	4,024,999	1,359,745	480,028,154	597,245,651	10,310,256	17,094,402

Personal Investment Class	10,247	443,304	391,702,675	14,003,965	105,668	646,545

Cash Management Class	8,968,635	508,972	375,190,144	288,960,252	1,767,465	25,457,201

Reserve Class	291,749	243,458	348,092,892	281,332,056	61,168,642	21,413,329

Resource Class	364,392	122,269	630,041,425	191,981,467	97,908	3,398,343

Corporate Class	79,267	21,037	439,112,998	52,897,411	10,504	10,245

Net asset value, offering and
redemption price per share for
each class	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,513,570,847	$409,196,740	$15,973,539,834	$23,859,563,432	$1,158,869,678	$204,798,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$26,578,971	$5,016,209	$165,166,479	$248,208,836	$9,630,547	$1,373,024

Expenses:
Advisory fees	1,999,421	393,310	13,709,024	13,722,379	729,844	228,280

Administrative services fees	596,116	119,292	4,059,387	6,330,607	242,944	51,256

Custodian fees	23,830	4,596	316,835	(34,618)	8,810	1,726

Distribution fees:
Private Investment Class	6,181	2,024	731,858	859,804	10,725	23,895

Personal Investment Class	28	1,210	1,048,608	42,014	445	5,025
Cash Management Class	4,158	214	152,735	122,388	744	10,383

Reserve Class	1,268	1,064	1,230,757	1,372,280	243,944	105,251

Resource Class	362	98	504,449	157,389	78	2,646
Corporate Class	41	3	43,969	6,698	2	2

Transfer agent fees	119,965	23,599	822,541	1,235,014	48,903	10,273

Trustees' and officers' fees and benefits	27,741	14,048	120,523	196,826	17,317	11,569
Registration and filing fees	40,772	42,408	68,043	110,502	40,454	49,179

Reports to shareholders	5,481	3,411	31,877	(33,011)	4,381	3,079
Professional services fees	20,069	17,028	44,018	(257,735)	17,272	16,505

Other	53,955	43,685	181,186	(236,252)	33,830	10,002

Total expenses	2,899,388	665,990	23,065,810	23,594,285	1,399,693	529,071

Less: Fees waived	(488,043)	(189,404)	(2,902,715)	-	(165,698)	(156,436)

Net expenses	2,411,345	476,586	20,163,095	23,594,285	1,233,995	372,635

Net investment income	24,167,626	4,539,623	145,003,384	224,614,551	8,396,552	1,000,389
Realized and unrealized gain (loss)
from:
Net realized gain (loss) from investment
securities	5,852	-	48,490	(725,516)	(34,373)	-

Change in net unrealized appreciation
(depreciation) of investment securities	334,040	(26,869)	-	-	-	-

Net realized and unrealized gain (loss)	339,892	(26,869)	48,490	(725,516)	(34,373)	-
Net increase in net assets resulting from
operations	$24,507,518	$4,512,754	$145,051,874	$223,889,035	$8,362,179	$1,000,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,167,626	$54,795,839	$4,539,623	$12,099,439

Net realized gain	5,852	29,559	-	723

Change in net unrealized appreciation (depreciation)	334,040	(26,913)	(26,869)	(10,820)

Net increase in net assets resulting from operations	24,507,518	54,798,485	4,512,754	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(24,034,759)	(54,388,381)	(4,521,056)	(12,042,840)

Private Investment Class	(31,401)	(107,595)	(9,481)	(26,438)

Personal Investment Class	(65)	(199)	(2,541)	(8,858)

Cash Management Class	(94,646)	(248,909)	(4,391)	(14,390)

Reserve Class	(1,381)	(5,872)	(1,028)	(3,794)

Resource Class	(2,923)	(20,589)	(951)	(2,658)

Corporate Class	(2,451)	(24,294)	(175)	(461)

Total distributions from distributable earnings	(24,167,626)	(54,795,839)	(4,539,623)	(12,099,439)
Share transactions-net:
Institutional Class	42,267,573	100,799,791	(245,857,100)	127,368,867

Private Investment Class	(691,042)	(1,144,582)	12,121	(241,794)

Personal Investment Class	1	(984)	2,766	(175,590)

Cash Management Class	(314,883)	3,104,748	(91,111)	(178,908)

Reserve Class	(10,657)	(115,774)	(29,847)	3,716

Resource Class	1,856	(632,819)	(995)	(62,642)

Corporate Class	(247,393)	(1,599,196)	186	457

Net increase (decrease) in net assets resulting from share transactions	41,005,455	100,411,184	(245,963,980)	126,714,106

Net increase (decrease) in net assets	41,345,347	100,413,830	(245,990,849)	126,704,009

Net assets:
Beginning of period	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of period	$2,500,606,092	$2,459,260,745	$408,965,773	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$145,003,384	$484,811,474	$224,614,551	$518,471,634

Net realized gain (loss)	48,490	204,798	(725,516)	224,974

Net increase in net assets resulting from operations	145,051,874	485,016,272	223,889,035	518,696,608
Distributions to shareholders from distributable earnings:
Institutional Class	(129,054,093)	(438,858,990)	(215,269,687)	(491,630,206)

Private Investment Class	(3,222,715)	(9,738,598)	(3,835,285)	(8,737,051)

Personal Investment Class	(2,013,354)	(3,312,891)	(83,852)	(207,870)

Cash Management Class	(2,933,481)	(8,499,805)	(2,410,863)	(7,669,515)

Reserve Class	(1,046,766)	(3,008,307)	(1,228,967)	(3,929,202)

Resource Class	(4,586,223)	(13,201,572)	(1,460,516)	(4,570,537)

Corporate Class	(2,346,453)	(8,191,311)	(358,494)	(1,727,253)

Total distributions from distributable earnings	(145,203,085)	(484,811,474)	(224,647,664)	(518,471,634)

Share transactions-net:
Institutional Class	(5,404,628,403)	(1,514,751,400)	(7,563,882,141)	7,673,132,994

Private Investment Class	(25,965,157)	(11,707,755)	64,666,853	106,832,736

Personal Investment Class	31,470,547	242,362,528	(1,987,369)	7,670,768

Cash Management Class	(21,468,657)	(50,068,678)	(76,038,433)	31,650,960

Reserve Class	58,487,597	61,097,539	(16,452,060)	88,155,960

Resource Class	(2,514,528)	107,165,894	11,366,864	(51,677,589)

Corporate Class	10,012,589	(38,240,138)	12,548,931	(105,927,589)
Net increase (decrease) in net assets resulting from share
transactions	(5,354,606,012)	(1,204,142,010)	(7,569,777,355)	7,749,838,240

Net increase (decrease) in net assets	(5,354,757,223)	(1,203,937,212)	(7,570,535,984)	7,750,063,214

Net assets:
Beginning of period	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of period	$15,976,882,366	$21,331,639,589	$23,865,114,669	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 29,	August 31,	February 29,	August 31,
	2020	2019	2020	2019
Operations:
Net investment income	$8,396,552	$25,841,669	$1,000,389	$2,660,015

Net realized gain (loss)	(34,373)	17,726	-	-

Net increase in net assets resulting from operations	8,362,179	25,859,395	1,000,389	2,660,015
Distributions to shareholders from distributable earnings:
Institutional Class	(8,123,043)	(25,123,428)	(771,867)	(1,816,364)

Private Investment Class	(57,622)	(111,394)	(72,765)	(305,352)

Personal Investment Class	(827)	(3,844)	(3,999)	(2,466)

Cash Management Class	(14,058)	(41,719)	(120,160)	(395,402)

Reserve Class	(200,222)	(557,964)	(18,134)	(80,976)

Resource Class	(699)	(3,101)	(13,416)	(59,305)

Corporate Class	(81)	(219)	(48)	(150)

Total distributions from distributable earnings	(8,396,552)	(25,841,669)	(1,000,389)	(2,660,015)

Share transactions-net:
Institutional Class	(90,251,275)	(235,306,840)	(23,586,862)	33,374,672

Private Investment Class	827,071	3,398,983	(3,392,286)	(7,570,673)

Personal Investment Class	(5,991)	(283,153)	(1,895,144)	2,531,656

Cash Management Class	(126,845)	(1,270,980)	(1,837,982)	(4,585,853)

Reserve Class	6,458,438	21,314,012	1,413,455	5,850,867

Resource Class	(35,637)	38,286	2,281,184	(1,381,960)

Corporate Class	87	216	53	135

Net increase (decrease) in net assets resulting from share transactions	(83,134,152)	(212,109,476)	(27,017,582)	28,218,844

Net increase (decrease) in net assets	(83,168,525)	(212,091,750)	(27,017,582)	28,218,844
Net assets:
Beginning of period	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of period	$1,028,222,171	$1,111,390,696	$205,479,691	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Financial Highlights

February 29, 2020 (Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000's omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio											1.05%(c)	1.09%(c)	0.94%(c)
Six months ended 02/29/20	$1.0004	$0.0047	$ 0.0001	$0.0048	$(0.0047)	$-	$(0.0047)	$1.0005	0.48%	$292
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	(0.0150)	1.0004	1.51	303	1.05	1.09	1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99	1.10	0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53	1.13	0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	100,187	0.41	1.16	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	156,216	0.21	1.17	0.01
Invesco STIC Prime Portfolio											1.05(c)	1.12(c)	0.86(c)
Six months ended 02/29/20	1.0001	0.0043	(0.0002)	0.0041	(0.0042)	-	(0.0042)	1.0000	0.42	243
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	(0.0140)	1.0001	1.41	273	1.05	1.12	1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90	1.14	0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40	1.14	0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	21,474	0.25	1.19	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	50,400	0.07	1.19	0.10
Invesco Treasury Portfolio											1.05(c)	1.08(c)	0.76(c)
Six months ended 02/29/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	348,121
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.32	289,625	1.05	1.08	1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88	1.07	0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50	1.07	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	159,126	0.27	1.14	0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	35,604	0.06	1.17	0.02
Invesco Government & Agency Portfolio											1.02(c)	1.02(c)	0.79(c)
Six months ended 02/29/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.38	281,327
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	297,787	1.03	1.03	1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86	1.02	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45	1.02	0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	315,886	0.23	1.12	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	307,529	0.08	1.13	0.02
Invesco Treasury Obligations Portfolio											1.05(c)	1.08(c)	0.72(c)
Six months ended 02/29/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	61,168
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	54,711	1.05	1.08	1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88	1.08	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40	1.09	0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	36,641	0.18	1.34	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,876	0.00	1.33	0.08
Invesco Tax-Free Cash Reserve Portfolio											1.04(c)	1.20(c)	0.16(c)
Six months ended 02/29/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.08	21,416
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.52	20,002	1.07	1.22	0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77	1.25	0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43	1.24	0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	21,535	0.15	1.29	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	21,775	0.03	1.31	0.04

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(c)Ratios are annualized and based on average daily net assets (000's omitted) of $293, $246, $284,487, $317,200, $56,387 and $24,329 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a "Fund"). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value ("NAV") reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a "government money market fund" as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a "retail money market fund" as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

"Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. "Retail money market funds" are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.Security Valuations - Invesco Liquid Assets Portfolio's and Invesco STIC Prime Portfolio's securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund's investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund's investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

35	Short-Term Investments Trust

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund's servicing agreements, that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

36	Short-Term Investments Trust

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds' average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 29, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund's average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the "expense limits"):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. ("IDI"). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees' fees and federal registration expenses.

In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest;

(2)taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

37	Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation
Invesco Liquid Assets Portfolio	$ 488,043

Invesco STIC Prime Portfolio	189,404

Invesco Treasury Portfolio	2,902,715
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	165,698

Invesco Tax-Free Cash Reserve Portfolio	152,448

Voluntary fee waivers for the six months ended February 29, 2020 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$3,988	$-	$-

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon ("BNY Mellon") serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Short-Term Investments Trust

As of February 29, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended February 29, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$190,000	$-	$-

Invesco STIC Prime Portfolio	1,731,406	330,035	-

Invesco Tax-Free Cash Reserve Portfolio	106,030,242	120,827,444	-

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees' and Officers' Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2019, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

39	Short-Term Investments Trust

		At February 29, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,513,570,847	$948,704	$ (109)	$948,595
Invesco STIC Prime Portfolio	409,196,740	17,497	(86)	17,411

Invesco Treasury Obligations Portfolio	1,158,876,594	-	(6,916)	(6,916)

*For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,139,490,164	$6,141,758,214	11,115,059,561	$11,118,203,826
Private Investment Class	550,196	550,362	286,881	286,945

Cash Management Class	52,126,217	52,146,274	183,906,129	183,953,776
Reserve Class	64,718	64,738	8,652	8,654
Resource Class	283	283	5,100	5,102

Corporate Class	420	420	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	1,298,914	1,300,641	10,250,841	10,253,316

Private Investment Class	25,395	25,405	86,006	86,026
Personal Investment Class	1	1	15	15
Cash Management Class	50,052	50,070	175,461	175,508

Reserve Class	1,381	1,381	5,870	5,872
Resource Class	2,823	2,823	20,583	20,589
Corporate Class	2,451	2,451	24,289	24,294

Reacquired:
Institutional Class	(6,098,504,234)	(6,100,791,282)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,266,427)	(1,266,809)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(52,491,675)	(52,511,227)	(180,975,556)	(181,024,536)

Reserve Class	(76,753)	(76,776)	(130,254)	(130,300)

Resource Class	(1,250)	(1,250)	(658,263)	(658,510)

Corporate Class	(250,165)	(250,264)	(2,019,990)	(2,020,536)
Net increase in share activity	41,022,511	$41,005,455	100,340,148	$100,411,184

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

40	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	579,344,178	$ 579,344,178	1,752,564,099	$1,752,564,558

Private Investment Class	9,640	9,640	106,492	106,492
Personal Investment Class	225	225	-	-
Cash Management Class	-	-	32,538	32,538

Reserve Class	151	151	342	342
Resource Class	50	50	-	-
Corporate Class	11	11	-	-

Issued as reinvestment of dividends:
Institutional Class	3,496,668	3,496,668	7,389,194	7,389,194
Private Investment Class	9,481	9,481	25,796	25,796

Personal Investment Class	2,541	2,541	199	199
Cash Management Class	2,569	2,569	9,022	9,022
Reserve Class	1,028	1,028	3,751	3,751

Resource Class	951	951	2,606	2,606
Corporate Class	175	175	457	457
Reacquired:
Institutional Class	(828,697,946)	(828,697,946)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(7,000)	(7,000)	(374,081)	(374,082)

Personal Investment Class	-	-	(175,789)	(175,789)

Cash Management Class	(93,680)	(93,680)	(220,468)	(220,468)

Reserve Class	(31,026)	(31,026)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(245,963,980)	$(245,963,980)	126,714,555	$126,714,106

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 92% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	72,607,787,875	$72,607,787,875	187,978,433,067	$187,978,433,067

Private Investment Class	1,140,167,057	1,140,167,057	1,261,646,363	1,261,646,363
Personal Investment Class	1,240,026,800	1,240,026,800	1,630,224,829	1,630,224,829
Cash Management Class	400,716,937	400,716,937	2,148,188,357	2,148,188,357

Reserve Class	844,318,417	844,318,417	847,847,187	847,847,187
Resource Class	195,928,309	195,928,309	883,852,393	883,852,393
Corporate Class	2,450,458,124	2,450,458,124	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	37,868,556	37,868,556	115,324,756	115,324,756
Private Investment Class	1,269,969	1,269,969	3,080,285	3,080,285

Personal Investment Class	2,013,354	2,013,354	2,964,198	2,964,198
Cash Management Class	2,933,481	2,933,481	8,004,739	8,004,739
Reserve Class	1,046,766	1,046,766	2,800,991	2,800,991

Resource Class	311,465	311,465	2,341,092	2,341,092
Corporate Class	2,119,118	2,119,118	6,377,933	6,377,933
Reacquired:
Institutional Class	(78,050,284,834)	(78,050,284,834)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,167,402,183)	(1,167,402,183)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(1,210,569,607)	(1,210,569,607)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(425,119,075)	(425,119,075)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(786,877,586)	(786,877,586)	(789,550,639)	(789,550,639)

Resource Class	(198,754,302)	(198,754,302)	(779,027,591)	(779,027,591)

Corporate Class	(2,442,564,653)	(2,442,564,653)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	(5,354,606,012)	$(5,354,606,012)	(1,204,142,010)	$(1,204,142,010)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

42	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	107,962,754,900	$107,962,754,900	201,304,629,047	$201,304,629,047

Private Investment Class	1,183,146,208	1,183,146,208	2,057,789,705	2,057,789,705
Personal Investment Class	4,989,311	4,989,311	33,910,046	33,910,046
Cash Management Class	299,793,002	299,793,002	970,595,900	970,595,900

Reserve Class	568,733,321	568,733,321	1,378,739,399	1,378,739,399
Resource Class	910,884,132	910,884,132	2,554,982,650	2,554,982,650
Corporate Class	263,670,393	263,670,393	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	64,829,286	64,829,286	126,914,764	126,914,764
Private Investment Class	3,306,411	3,306,411	4,227,798	4,227,798

Personal Investment Class	83,852	83,852	168,914	168,914
Cash Management Class	1,920,761	1,920,761	5,327,428	5,327,428
Reserve Class	1,228,967	1,228,967	3,618,437	3,618,437

Resource Class	1,154,459	1,154,459	3,149,980	3,149,980
Corporate Class	11,543	11,543	346,829	346,829
Reacquired:
Institutional Class	(115,591,466,327)	(115,591,466,327)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(1,121,785,766)	(1,121,785,766)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(7,060,532)	(7,060,532)	(26,408,192)	(26,408,192)

Cash Management Class	(377,752,196)	(377,752,196)	(944,272,368)	(944,272,368)

Reserve Class	(586,414,348)	(586,414,348)	(1,294,201,876)	(1,294,201,876)

Resource Class	(900,671,727)	(900,671,727)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(251,133,005)	(251,133,005)	(680,116,245)	(680,116,245)

Net increase (decrease) in share activity	(7,569,777,355)	$(7,569,777,355)	7,749,838,240	$7,749,838,240

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	247,717,720	$247,717,720	902,898,047	$902,898,047

Private Investment Class	5,138,360	5,138,360	17,567,905	17,567,905
Personal Investment Class	855,693	855,693	1,755,557	1,755,557
Cash Management Class	228,847	228,847	1,001,917	1,001,917

Reserve Class	64,920,794	64,920,794	120,013,835	120,013,835
Resource Class	747	747	2,115,950	2,115,950
Corporate Class	6	6	-	-

Issued as reinvestment of dividends:
Institutional Class	6,557,198	6,557,198	2,012,405	2,012,405
Private Investment Class	57,622	57,622	107,684	107,684

Personal Investment Class	247	247	2,574	2,574
Cash Management Class	14,058	14,058	41,719	41,719
Reserve Class	220,222	220,222	513,925	513,925

Resource Class	63	63	1,002	1,002
Corporate Class	81	81	216	216
Reacquired:
Institutional Class	(344,526,193)	(344,526,193)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(4,368,911)	(4,368,911)	(14,276,606)	(14,276,606)

Personal Investment Class	(861,931)	(861,931)	(2,041,284)	(2,041,284)

Cash Management Class	(369,750)	(369,750)	(2,314,616)	(2,314,616)

Reserve Class	(58,682,578)	(58,682,578)	(99,213,748)	(99,213,748)

Resource Class	(36,447)	(36,447)	(2,078,666)	(2,078,666)

Net increase (decrease) in share activity	(83,134,152)	$(83,134,152)	(212,109,476)	$(212,109,476)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 76% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44	Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	83,640,957	$83,640,957	205,082,518	$205,082,518

Private Investment Class	8,608,423	8,608,423	57,208,640	57,208,640
Personal Investment Class	3,037,164	3,037,164	5,818,771	5,818,771
Cash Management Class	3,429,946	3,429,946	49,844,196	49,844,196

Reserve Class	31,754,544	31,754,544	52,342,069	52,342,069
Resource Class	3,709,346	3,709,346	31,003,313	31,003,313
Corporate Class	5	5	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	481,454	481,454	919,230	919,230
Private Investment Class	72,765	72,765	281,127	281,127

Personal Investment Class	3,999	3,999	385	385
Cash Management Class	106,067	106,067	309,533	309,533
Reserve Class	18,134	18,134	79,513	79,513

Resource Class	11,645	11,645	51,611	51,611
Corporate Class	48	48	135	135
Reacquired:
Institutional Class	(107,709,273)	(107,709,273)	(172,627,076)	(172,627,076)

Private Investment Class	(12,073,474)	(12,073,474)	(65,060,440)	(65,060,440)

Personal Investment Class	(4,936,307)	(4,936,307)	(3,287,500)	(3,287,500)

Cash Management Class	(5,373,995)	(5,373,995)	(54,739,582)	(54,739,582)

Reserve Class	(30,359,223)	(30,359,223)	(46,570,715)	(46,570,715)

Resource Class	(1,439,807)	(1,439,807)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(27,017,582)	$(27,017,582)	28,218,844	$28,218,844

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.

45	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
			ACTUAL	(5% annual return before expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Invesco Liquid Assets	$1,000.00	$1,004.80	$5.23	$1,019.64	$5.27	1.05%
Portfolio

Invesco STIC Prime	1,000.00	1,004.20	5.23	1,019.64	5.27	1.05
Portfolio

Invesco Treasury	1,000.00	1,003.70	5.23	1,019.64	5.27	1.05
Portfolio

Invesco Government	1,000.00	1,003.80	5.08	1,019.79	5.12	1.02
& Agency Portfolio

Invesco Treasury	1,000.00	1,003.60	5.23	1,019.64	5.27	1.05
Obligations Portfolio

Invesco Tax-Free Cash	1,000.00	1,000.80	5.17	1,019.69	5.22	1.04
Reserve Portfolio

1The actual ending account value is based on the actual total return of the Funds for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

46	Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund's shares and pro- spective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Share- holders can also look up the Fund's Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal
Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the
PEO and PFO, concluded that, as of April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and
PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
13(a) (1)	Not applicable.
13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and
Section 302 of the Sarbanes-Oxley Act of 2002.
13(a) (3)	Not applicable.
13(a) (4)	Not applicable.
13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and
Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020